                              Dykema Gossett PLLC
                        1577 N. Woodward Ave. Suite 300
                       Bloomfield Hills, Michigan  48304
                                 (248) 203-0700

                                December 1, 1999

Via EDGAR

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Avenue, NW
Washington, D.C.  20549

     Re:  The Huntington Funds
          1933 Act File No. 33-11905
          1940 Act File No. 811-5010

Greetings:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, a Supplement dated December 1, 1999 to the Investment Shares Prospectus and a Supplement dated December 1, 1999 to the Trust Shares Prospectus for The Huntington Funds dated April 30, 1999 are hereby electronically transmitted.

     If you have any questions regarding this filing, please call the undersigned at (248) 203-0801.

                              Very truly yours,

                              DYKEMA GOSSETT PLLC

                              /s/ Melanie Mayo West

                              Melanie Mayo West
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                               HUNTINGTON FUNDS

                       Supplement dated December 1, 1999
                                       to
                            TRUST SHARES PROSPECTUS
                              dated April 30, 1999

--------------------------------------------------------------------------------

     Investors are advised that, effective immediately, William G. Doughty, portfolio manager of the Ohio Tax-Free Fund and the Michigan Tax-Free Fund, will serve as portfolio manager of the Short/Intermediate Fixed Income Securities Fund, the Fixed Income Securities Fund, the Mortgage Securities Fund and the Intermediate Government Income Fund. The qualifications of Mr. Doughty are described on page 36 of the Prospectus.


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE

                               HUNTINGTON FUNDS

                       Supplement dated December 1, 1999
                                       to
                          INVESTMENT SHARES PROSPECTUS
                              dated April 30, 1999

--------------------------------------------------------------------------------

     Investors are advised that, effective immediately, William G. Doughty, portfolio manager of the Ohio Tax-Free Fund and the Michigan Tax-Free Fund, will serve as portfolio manager of the Fixed Income Securities Fund, the Mortgage Securities Fund and the Intermediate Government Income Fund. The qualifications of Mr. Doughty are described on page 36 of the Prospectus.

     Investors are advised to replace the box entitled "Sales Charges and Quantity Discounts," on page 28 of the Prospectus with the following corrected version:



                                          SALES CHARGES AND QUANTITY DISCOUNTS

Growth Fund                                                       Income Equity Fund

                       Sales Charge   Sales Charge                                                Sales Charge   Sales Charge
                           as a           as a                                                        as a           as a
                        Percentage     Percentage                                                  Percentage     Percentage
                        of Public       of Net                                                     of Public       of Net
Amount of                Offering        Amount                   Amount of                         Offering        Amount
Transaction               Price        Invested                   Transaction                        Price        Invested
-----------           ------------   ------------                 -----------                    -------------   ------------

Under $100,000            4.00%          4.17%                    Under $50,000                       5.50%          5.82%

$100,000-$249,999         3.50%          3.63%                    $50,000-$99,999                     4.50%          4.71%

$250,000-$499,999         2.50%          2.56%                    $100,000-$249,999                   3.50%          3.63%

$500,000-$749,999         1.50%          1.52%                    $250,000-$499,999                   2.75%          2.83%

$750,000-$1,000,000       0.75%          0.76%                    $500,000-$1,000,000                 2.00%          2.04%

Over $1,000,000           0.25%          0.25%                    Over $1,000,000                     0.00%          0.00%


 Mortgage Securities Fund, Ohio Tax-Free                          Money Market Funds
 Fund, Michigan Tax-Free Fund, Fixed Income
 Securities Fund and Intermediate Government                      No Sales Charges Apply
 Income Fund

                        Sales Charge           Sales Charge
                           as a                    as a
                        Percentage             Percentage
                        of Public                 of Net
Amount of                Offering                 Amount
Transaction               Price                  Invested
-----------             ----------             ------------

Under $500,000            2.00%                   2.04%

$500,000-$749,999         1.50%                   1.52%

$750,000-$999,999         0.75%                   0.76%

Over $1,000,000           0.00%                   0.00%


                    INVESTORS SHOULD RETAIN THIS SUPPLEMENT
                   WITH THEIR PROSPECTUS FOR FUTURE REFERENCE